UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, April 26, 2007


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total:	$112,375


List of Other Included Managers:    NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp                     COM              885535104       47    12000 SH       SOLE                    10000              2000
3M Company                     COM              88579Y101      915    11966 SH       SOLE                     8766              3200
AES Corporation                COM              00130H105      299    13905 SH       SOLE                    12180              1725
AMR Corp.                      COM              001765106      294     9670 SH       SOLE                     8260              1410
Adobe Systems Inc              COM              00724F101      296     7100 SH       SOLE                     5100              2000
Albemarle Corp                 COM              012653101      329     7950 SH       SOLE                     6860              1090
Alltel Corp                    COM              020039103      328     5285 SH       SOLE                     4410               875
Altria Group Inc               COM              02209S103     3534    40245 SH       SOLE                    28245             12000
American Express Co.           COM              025816109      434     7700 SH       SOLE                     6700              1000
Amgen Inc                      COM              031162100      485     8687 SH       SOLE                     5755              2932
Anheuser Busch Co.             COM              035229103      313     6200 SH       SOLE                     3200              3000
BMC Software                   COM              055921100      342    11095 SH       SOLE                     9670              1425
BP-Amoco                       COM              055622104      355     5478 SH       SOLE                     2478              3000
Bank Of America Corp           COM              060505104      692    13572 SH       SOLE                    11510              2062
Baxter International Inc.      COM              071813109      219     4150 SH       SOLE                     3500               650
Boeing Co                      COM              097023105      302     3400 SH       SOLE                     2500               900
CBS Corp.                      COM              124857202      308    10060 SH       SOLE                     8550              1510
Centurytel Inc.                COM              156700106      382     8450 SH       SOLE                     7300              1150
Church & Dwight Co Inc         COM              171340102      345     6850 SH       SOLE                     5950               900
Cigna Corp                     COM              125509109      355     2485 SH       SOLE                     2150               335
Citigroup Inc                  COM              172967101     2266    44133 SH       SOLE                    32126             12007
Conagra Foods Inc.             COM              205887102      340    13650 SH       SOLE                    11575              2075
Corning Inc                    COM              219350105      248    10900 SH       SOLE                     8400              2500
Countrywide Financial Corp     COM              222372104      205     6096 SH       SOLE                     5096              1000
E W Scripps Co New-Cl A        COM              811054204      310     6932 SH       SOLE                     5832              1100
Eaton Corp                     COM              278058102      201     2400 SH       SOLE                     1600               800
Edison International           COM              281020107      363     7395 SH       SOLE                     6435               960
Erie Indemnity Co              COM              29530P102     1978    37480 SH       SOLE                    14000             23480
Expeditors International Of Wa COM              302130109      231     5600 SH       SOLE                     5400               200
Exxon Mobil Corp               COM              30231G102     1076    14259 SH       SOLE                     6559              7700
F N B Corp-Pa                  COM              302520101      286    17000 SH       SOLE                    17000
Fedex Corp                     COM              31428X106      489     4550 SH       SOLE                     3600               950
First Data Corp                COM              319963104      210     7800 SH       SOLE                     5000              2800
General Dynamics Corp          COM              369550108      244     3200 SH       SOLE                     3200
General Electric Co            COM              369604103     1316    37206 SH       SOLE                    29856              7350
H J Heinz Co                   COM              423074103      470     9980 SH       SOLE                     7465              2515
Hasbro Inc.                    COM              418056107      432    15080 SH       SOLE                    12845              2235
Hewlett-Packard Co.            COM              428236103      363     9036 SH       SOLE                     7906              1130
Home Depot Inc                 COM              437076102      415    11301 SH       SOLE                     8001              3300
IAC/Interactivecorp            COM              44919P300      354     9400 SH       SOLE                     7000              2400
IBM                            COM              459200101      390     4140 SH       SOLE                     3665               475
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Kellwood Co.                   COM              488044108      205     6975 SH       SOLE                     5935              1040
L-3 Communications Holdings    COM              502424104      853     9750 SH       SOLE                     7150              2600
Legg Mason Inc                 COM              524901105      358     3800 SH       SOLE                     3800
Lincoln National Corp.         COM              534187109      241     3560 SH       SOLE                     2900               660
Loews Corp Carolina Group      COM              540424207      491     6500 SH       SOLE                     5400              1100
McKesson Hboc Inc.             COM              58155Q103      390     6670 SH       SOLE                     5680               990
Microsoft Corp                 COM              594918104      344    12334 SH       SOLE                    10634              1700
NBTY Inc.                      COM              628782104      327     6170 SH       SOLE                     5515               655
National City Corp             COM              635405103      215     5784 SH       SOLE                     5784
Nationwide Financial Services  COM              638612101      292     5425 SH       SOLE                     4560               865
Overseas Shipholding Group Inc COM              690368105      210     3350 SH       SOLE                     2750               600
PG&E Corp.                     COM              69331C108      236     4890 SH       SOLE                     4205               685
Pepsico Inc                    COM              713448108      288     4525 SH       SOLE                     4525
Pfizer Inc                     COM              717081103      297    11755 SH       SOLE                    10215              1540
Principal Financial Grp        COM              74251v102      223     3720 SH       SOLE                     3135               585
Procter & Gamble Co            COM              742718109      530     8384 SH       SOLE                     7084              1300
Qwest Communications           COM              749121109      380    42300 SH       SOLE                    36520              5780
Raytheon Co                    COM              755111507      252     4810 SH       SOLE                     4170               640
SEI Investments Co             COM              784117103      316     5250 SH       SOLE                     4750               500
Seacor Holdings Inc.           COM              811904101      349     3550 SH       SOLE                     3075               475
Sonoco Products                COM              835495102      400    10655 SH       SOLE                     8405              2250
Stryker Corp                   COM              863667101      224     3381 SH       SOLE                      781              2600
Teleflex Corp.                 COM              879369106      355     5215 SH       SOLE                     4520               695
Travelers Cos Inc              COM              89417E109      464     8965 SH       SOLE                     6900              2065
US Bancorp Del Com New         COM              902973304      287     8200 SH       SOLE                     6300              1900
USEC Inc.                      COM              90333E108      208    12795 SH       SOLE                    10525              2270
UST Inc.                       COM              902911106      249     4295 SH       SOLE                     3670               625
Union Pacific Corp.            COM              907818108      254     2500 SH       SOLE                                       2500
Verizon Communications         COM              92343V104      349     9201 SH       SOLE                     9201
Wachovia Corporation Com       COM              929903102      308     5586 SH       SOLE                     4886               700
Walgreen Co.                   COM              931422109      399     8700 SH       SOLE                     6400              2300
Wells Fargo & Co               COM              949746101      554    16100 SH       SOLE                    14200              1900
Davis Ny Venture Y             MF               239080401      207     5267 SH       SOLE                     3792              1474
Fidelity Adv Equity Growth Fd  MF               315805101      301     5480 SH       SOLE                     5480
Schwab Instl Select S&P 500    MF               808509798    15174  1348783 SH       SOLE                  1348783
Vanguard Index 500 Portfolio   MF               922908108     3674    28082 SH       SOLE                    24112              3938
iShares S&P 500 ETF            MF               464287200      834     5856 SH       SOLE                     4199              1657
Buffalo Science & Technology F MF               119530103     3949   292959 SH       SOLE                   286201              6713
Calamos Growth Fd              MF               128119302     9230   167758 SH       SOLE                   162294              5399
Janus MC Value Fd              MF               471023598     2478   100189 SH       SOLE                    95176              5014
Meridian Growth Fund           MF               589619105     1457    35177 SH       SOLE                    32622              2556
Muhlenkamp Fd                  MF               962096103    11169   133303 SH       SOLE                   128642              4637
Oakmark Select Fd              MF               413838608      800    24427 SH       SOLE                    24427
Rainier Small/Mid Growth Fd    MF               750869208     2337    59676 SH       SOLE                    56316              3360
T Rowe MC Growth               MF               779556109     6059   109305 SH       SOLE                   108208              1098
iShares Russell MC Growth ETF  MF               464287481     2130    19886 SH       SOLE                    18689              1197
Buffalo SC Fund                MF               119804102     1534    54768 SH       SOLE                    53913               855
Diamond Hill SC Fd             MF               25264S304      857    34398 SH       SOLE                    33767               631
Janus SC Value Fd              MF               471023564      839    31238 SH       SOLE                    31238
UMB Scout SC Fd                MF               904199700     2459   141215 SH       SOLE                   140766               378
Vanguard Explorer Fd           MF               921926101     2077    26798 SH       SOLE                    25859               939
iShares Russell 2000 Growth ET MF               464287648      520     6496 SH       SOLE                     5142              1354
iShares Russell 2000 Value ETF MF               464287630      592     7307 SH       SOLE                     6410               897
Artisan Int'l Fund             MF               04314H204     2892    95247 SH       SOLE                    92837              2411
Julius Baer Intl A             MF               481370104     2288    51597 SH       SOLE                    50071              1527
T.Rowe Emerging Market Stock F MF               77956g864      320     9747 SH       SOLE                     9206               541
Thornburg In'tl Value I        MF               885215566      486    16239 SH       SOLE                    11473              4766
UMB Scout Int'l Fd             MF               904199403     3821   112596 SH       SOLE                   109746              2801
SLM Corp Cpi Lkd Nt Fltg Rate  PFD              78442P403      282    13200 SH       SOLE                    12800               400